Prepayments deposits and other receivables	6 Months Ended
Jun. 30, 2020
Prepayments Deposits And Other Receivables [Abstract]
Prepayments deposits and other receivables
15	Prepayments, deposits and other receivables

	As of
	December 31, 2019	June 30, 2020
	RMB’million	RMB’million
Included in non-current assets
Prepaid content royalties	816	998

	816	998

Included in current assets
Prepaid content royalties	1,600	1,520
Value-added tax recoverable	153	151
Prepaid vendors deposits and other receivables	199	229
Prepaid promotion and other expenses	133	202
Receivable from Tencent (Note 23)	50	30
Others	85	103

	2,220	2,235

	3,036	3,233